Investment in an Associate	12 Months Ended
Dec. 31, 2023
Investment in an Associate [Abstract]
Investment in an associate

10. Investment in an associate

On November 21, 2023 the Company closed the transaction for the partial divestiture of its Bentrio® business, by selling a 51% stake in its subsidiary Altamira Medica AG (“Medica”). The transaction also includes the sale of Auris Medical Pty Ltd, Melbourne (Australia), a wholly owned subsidiary of Altamira Medica AG. The two companies sold represent the entirety of the Bentrio® business and are presented as discontinued operations.

Until the date of the transaction, Altamira Medica AG and Auris Medical Pty Ltd., Melbourne (Australia), were fully consolidated as the Company had control of these wholly owned subsidiaries. Following the sale, the new owner holds the majority of the voting rights and may appoint a majority of the Board of Directors of Medica. As a result of the transaction the Company has lost control but has the power to participate in the financial and operating policy decisions of its former subsidiary. Therefore, the retained share of 49% in Medica is accounted for as investment in an associate using the equity method.

Further, the transaction included a cash contribution of CHF 1,000,000 in total to Altamira Medica’s capital by its two shareholders pro rata of their shareholdings following the closing. Accordingly, the Company has contributed CHF 490,000 in cash to its investment in Altamira Medica.

The following table illustrates the summarized financial information of the Company’s investment in Altamira Medica:

December 31,
2023
Current assets	1,793,690
Non-current assets	-
Current liabilities	(897,665)
Non-current liabilities	(989,411)
Equity	(93,386)
Company’s share in equity - 49%	(45,759)
Goodwill	2,463,071
Company’s carrying amount of the investment	2,417,312

The associate had no contingent liabilities or capital commitments as at December 31, 2023.

Nov 22, 2023 to Dec 31, 2023
Revenue from contracts with customers	379
Cost of sales	(33,967)
Operating expenses	(29,321)
Finance costs	(15,732)
Profit before tax	(78,641)
Income tax expense	(2,087)
Profit after tax	(80,728)
Other comprehensive income	14,018
Total comprehensive income	(66,710)
Company’s share of loss of associate for the period	(39,557)